UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.89%
Biotechnology - 2.33%
Amgen, Inc. (a)	118,000	$6,110,040
Capital Markets - 1.14%
Bank Of New York Mellon Corp.	110,000	2,992,000
Commercial Banks - 5.37%
Fifth Third Bancorp	229,700	2,983,803
Synovus Financial Corp.	1,577,500	4,669,400
Wells Fargo & Co.	225,000	6,455,250
		14,108,453
Communications Equipment - 1.39%
Nokia OYJ - ADR	359,600	3,639,152
Diversified Financial Services - 8.15%
Bank of America Corp.	662,815	10,432,708
JP Morgan Chase & Co.	277,490	10,983,054
		21,415,762
Electronic Equipment, Instruments & Components - 2.62%
Agilent Technologies, Inc. (a)	162,000	5,242,320
Echelon Corp. (a)	192,000	1,633,920
		6,876,240
Energy Equipment & Services - 3.99%
Patterson-UTI Energy, Inc.	403,660	5,663,350
Transocean Ltd. (a)	85,000	4,825,450
		10,488,800
Food & Staples Retailing - 1.17%
Safeway, Inc.	139,000	3,077,460
Health Care Providers & Services - 10.83%
Community Health Systems, Inc. (a)	235,000	9,160,300
Health Net Inc. (a)	228,540	5,633,511
LifePoint Hospitals, Inc. (a)	71,000	2,519,790
Omnicare, Inc.	310,000	7,784,100
Wellpoint, Inc. (a)	65,000	3,334,500
		28,432,201
Industrial Conglomerates - 3.63%
General Electric Co.	583,880	9,546,438
Insurance - 12.11%
Allstate Corp.	192,054	5,882,614
Genworth Financial, Inc. (a)	30,000	467,700
Hartford Financial Services Group Inc.	248,000	6,217,360
MetLife, Inc.	171,000	6,923,790
Unum Group	247,960	5,727,876
XL Capital Ltd. - Class A	373,500	6,577,335
		31,796,675
Internet Software & Services - 1.83%
eBay, Inc. (a)	225,000	4,817,250
Machinery - 2.63%
Ingersoll-Rand PLC	185,000	6,902,350
Metals & Mining - 2.88%
Alcoa Inc.	408,720	4,757,501
Nucor Corp.	65,000	2,798,250
		7,555,751
Multiline Retail - 3.38%
Macy's, Inc.	400,000	8,884,000
Oil, Gas & Consumable Fuels - 4.69%
ConocoPhillips	105,080	5,449,449
Marathon Oil Corp.	220,500	6,855,345
		12,304,794
Pharmaceuticals - 3.34%
Pfizer, Inc.	576,510	8,780,247
Software - 2.91%
Cadence Design System, Inc. (a)	370,000	2,479,000
Microsoft Corp.	200,000	5,160,000
		7,639,000
Specialty Retail - 6.79%
American Eagle Outfitters, Inc.	266,000	3,484,600
The Gap, Inc.	201,290	4,388,122
Lowe's Cos, Inc.	195,000	4,826,250
Men's Wearhouse, Inc.	120,000	2,608,800
New York & Company, Inc. (a)	200	764
Office Depot, Inc. (a)	425,000	2,465,000
Pacific Sunwear Of California, Inc. (a)	17,200	70,004
		17,843,540
Thrifts & Mortgage Finance - 0.71%
MGIC Investment Corp. (a)	200,600	1,877,616
TOTAL COMMON STOCKS (Cost $216,484,315)		215,087,769

EXCHANGE TRADED FUNDS - 2.88%
Financial Select Sector SPDR Fund	80,000	1,174,400
ProShares UltraShort 20+ Year Treasury Fund (a)	120,000	4,833,600
Proshares UltraShort S&P 500 Fund (a)	45,000	1,547,100
TOTAL EXCHANGE TRADED FUNDS (Cost $9,107,440)		7,555,100

REAL ESTATE INVESTMENT TRUSTS - 0.81%
Real Estate Investment Trusts - 0.81%
Annaly Capital Management, Inc.	125,000	2,120,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,163,507)		2,120,000

	Contracts	Value
PURCHASED OPTIONS - 0.28%
S&P 500 Index - 0.13%
Expiration: December, 2010, Exercise Price: $1,000.000	50	281,500
Expiration: December, 2010, Exercise Price: $1,025.000	10	61,500
		343,000
Energy Equipment & Services - 0.06%
Transocean Ltd.
Expiration: November, 2010, Exercise Price: $55.000	200	173,000
Machinery - 0.05%
Ingersoll-Rand PLC
Expiration: September, 2010, Exercise Price: $32.500	200	123,000
Oil, Gas & Consumable Fuels - 0.04%
Valero Energy Corp.
Expiration: September, 2010, Exercise Price: $17.000	400	108,400
TOTAL PURCHASED OPTIONS (Cost $989,418)		747,400

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.24%
Money Market Funds - 15.24%
Fidelity Institutional Government Portfolio	$40,006,946	40,006,946
TOTAL SHORT TERM INVESTMENTS (Cost $40,006,946)		40,006,946

Total Investments (Cost $268,751,626) - 101.10%		265,517,215
Liabilities in Excess of Other Assets - (1.10)%		(2,876,784)
TOTAL NET ASSETS - 100.00%		$262,640,431

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$268,751,626
	Gross unrealized appreciation - Equities	29,863,971
	Gross unrealized appreciation - Options	1,113,937
	Gross unrealized depreciation - Equities	(32,856,364)
	Gross unrealized depreciation - Options	(1,081,840)
	Net unrealized depreciation	$(2,960,296)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$26,727,540	$—	$—	$26,727,540
Consumer Staples	3,077,460	—	—	3,077,460
Energy	22,793,594	—	—	22,793,594
Financials	74,310,506	—	—	74,310,506
Health Care	43,322,488	—	—	43,322,488
Industrials	16,448,788	—	—	16,448,788
Information Technology	22,971,642	—	—	22,971,642
Investment Companies	7,555,100	—	—	7,555,100
Materials	7,555,751	—	—	7,555,751
Total Equity	224,762,869	—	—	224,762,869

Derivative
Purchased Options	747,400	—	—	747,400
Total Derivative	747,400	—	—	747,400

Short-Term Investments	40,006,946	—	—	40,006,946

Total Investments in Securities	$265,517,215	$—	$—	$265,517,215

Other Financial Instruments*	$274,115	$—	$—	$274,115
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$747,400
Written Options	2,545,376
Total	$3,292,776

The Effect of Derivative Instruments on income for the period March 1, 2009 through May 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2010
as hedging instruments	through
May 31, 2010
Purchased Options	$191,387
Written Options	4,333,101
Total	$4,524,488

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2010
as hedging instruments	through
May 31, 2010
Purchased Options	$(716,030)
Written Options	(187,052)
Total	$(903,082)

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS

Agilent Technologies Inc.
Expiration: August, 2010, Exercise Price: $39.00	200	$4,700
Allstate Corp.
Expiration: July, 2010, Exercise Price: $31.00	300	41,700
Cadence Design Systems, Inc.
Expiration: August, 2010, Exercise Price: $7.50	300	6,750
Community Health Systems, Inc.
Expiration: June, 2010, Exercise Price: $40.00	300	30,000
Expiration: September, 2010, Exercise Price: $45.00	200	34,500
eBay, Inc.
Expiration: July, 2010, Exercise Price: $29.00	200	100
Echelon Corp.
Expiration: June, 2010, Exercise Price: $10.00	143	1,430
Expiration: June, 2010, Exercise Price: $10.00	500	5,000
Fifth Third Bancorp
Expiration: June, 2010, Exercise Price: $15.00	500	2,500
Financial Select Sector SPDR Fund
Expiration: June, 2010, Exercise Price: $15.00	800	27,200
General Electric Co.
Expiration: September, 2010, Exercise Price: $18.00	578	38,148
Expiration: September, 2010, Exercise Price: $19.00	130	4,940
Hartford Financial Services Group, Inc.
Expiration: June, 2010, Exercise Price: $30.00	25	175
Ingersoll-Rand PLC
Expiration: June, 2010, Exercise Price: $40.00	200	8,000
Expiration: September, 2010, Exercise Price: $45.00	300	18,000
JP Morgan Chase & Co.
Expiration: June, 2010, Exercise Price: $46.00	100	600
Lowe's Cos, Inc.
Expiration: July, 2010, Exercise Price: $27.00	200	7,200
Expiration: October, 2010, Exercise Price: $29.00	300	15,300
Macy's, Inc.
Expiration: August, 2010, Exercise Price: $28.00	200	7,500
MGIC Investment Corp.
Expiration: June, 2010, Exercise Price: $7.50	600	120,000
Expiration: June, 2010, Exercise Price: $9.00	1,100	93,500
Expiration: June, 2010, Exercise Price: $10.00	250	10,000
New York & Compnay, Inc.
Expiration: June, 2010, Exercise Price: $5.00	2	25
Nokia OYJ
Expiration: July, 2010, Exercise Price: $16.00	400	600
Expiration: July, 2010, Exercise Price: $17.00	146	146
Office Depot, Inc.
Expiration: July, 2010, Exercise Price: $10.00	200	500
Pacific Sunwear Of California, Inc.
Expiration: June, 2010, Exercise Price: $5.00	172	860
Pfizer, Inc.
Expiration: June, 2010, Exercise Price: $21.00	200	200
ProShares UltraShort 20+ Year Treasury Fund
Expiration: June, 2010, Exercise Price: $51.00	100	400
Expiration: June, 2010, Exercise Price: $52.00	200	800
Synovus Financial Corp.
Expiration: August, 2010, Exercise Price: $4.00	740	7,400
Expiration: November, 2010, Exercise Price: $4.00	200	4,000
Wells Fargo & Co.
Expiration: July, 2010, Exercise Price: $36.00	150	1,200
XL Capital Ltd.
Expiration: July, 2010, Exercise Price: $20.00	200	6,000
TOTAL CALL OPTIONS WRITTEN		499,374

PUT OPTIONS
Alcoa, Inc.
Expiration: July, 2010, Exercise Price: $12.00	400	41,600
Expiration: July, 2010, Exercise Price: $14.00	400	98,400
American Eagle Outfitters, Inc.
Expiration: July, 2010, Exercise Price: $12.50	212	13,780
Expiration: August, 2010, Exercise Price: $12.50	200	18,000
Avery Dennison Corp.
Expiration: July, 2010, Exercise Price: $35.00	223	47,387
Bank of America Corp.
Expiration: June, 2010, Exercise Price: $15.00	200	7,000
Expiration: July, 2010, Exercise Price: $15.00	300	21,900
Expiration: August, 2010, Exercise Price: $15.00	300	29,400
Bank of New York Mellon Corp.
Expiration: June, 2010, Exercise Price: $27.00	300	23,700
Expiration: June, 2010, Exercise Price: $29.00	600	111,000
Expiration: September, 2010, Exercise Price: $29.00	200	66,500
Expiration: September, 2010, Exercise Price: $31.00	200	93,500
Cisco Systems, Inc.
Expiration: July, 2010, Exercise Price: $23.00	200	19,800
Community Health Systems, Inc.
Expiration: June, 2010, Exercise Price: $30.00	300	3,750
eBay, Inc.
Expiration: July, 2010, Exercise Price: $20.00	200	12,600
Expiration: October, 2010, Exercise Price: $24.00	200	74,000
Genworth Financial Inc.
Expiration: June, 2010, Exercise Price: $17.50	800	157,600
Expiration: September, 2010, Exercise Price: $15.00	600	109,200
Expiration: September, 2010, Exercise Price: $16.00	700	156,100
Goldman Sachs Group, Inc.
Expiration: July, 2010, Exercise Price: $125.00	350	108,500
Hartford Financial Services Group Inc.
Expiration: June, 2010, Exercise Price: $20.00	300	4,200
Ingersoll-Rand PLC
Expiration: June, 2010, Exercise Price: $30.00	200	2,000
Expiration: June, 2010, Exercise Price: $35.00	200	9,800
JP Morgan Chase & Co.
Expiration: June, 2010, Exercise Price: $36.00	500	22,000
Expiration: September, 2010, Exercise Price: $42.00	200	90,000
MetLife, Inc.
Expiration: June, 2010, Exercise Price: $32.00	400	7,200
Expiration: September, 2010, Exercise Price: $38.00	200	58,000
Mirant Corp.
Expiration: June, 2010, Exercise Price: $10.00	200	1,000
Expiration: June, 2010, Exercise Price: $12.50	1,300	78,000
Nokia OYJ
Expiration: July, 2010, Exercise Price: $15.00	400	196,000
Nucor Corp.
Expiration: July, 2010, Exercise Price: $37.00	300	18,300
Office Depot, Inc.
Expiration: July, 2010, Exercise Price: $5.00	500	12,500
Omnicare, Inc.
Expiration: June, 2010, Exercise Price: $25.00	300	18,000
Patterson-UTI Energy Inc.
Expiration: August, 2010, Exercise Price: $12.50	968	62,920
Expiration: August, 2010, Exercise Price: $15.00	300	54,750
ProShares UltraShort 20+ Year Treasury Fund
Expiration: June, 2010, Exercise Price: $46.00	100	59,900
S&P 500 Index
Expiration: December, 2010, Exercise Price: $900.00	20	70,000
Terex Corp.
Expiration: July, 2010, Exercise Price: $17.00	27	1,215
Expiration: October, 2010, Exercise Price: $15.00	300	24,000
Transocean Ltd.
Expiration: June, 2010, Exercise Price: $55.00	100	26,500
Unum Group
Expiration: June, 2010, Exercise Price: $20.00	500	5,000
XL Capital Ltd.
Expiration: July, 2010, Exercise Price: $16.00	200	11,000
TOTAL PUT OPTIONS WRITTEN		2,046,002

Total Options Written (Premiums received $2,819,491)		$2,545,376

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date        7/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        7/22/10

By           /s/ John Buckel
John Buckel, Treasurer

Date        7/22/10